Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2021 and 2022:

Name of related parties	Relationship with the Group
Jimu Group

An entity and its certain subsidiaries that have a high degree of overlap in shareholding with the Group and share three common board members as of December 31, 2021 and one common board members as of December 31, 2022.

Shenzhen Xiaogang Technology Co., Ltd (“Shenzhen Xiaogang”)	An entity 100% wholly-owned subsidiary of FT Synergy which the Group holds 15% equity interests
LeaseGo Pty Ltd (“LeaseGo”)	An entity which the Group holds 15.56% equity interests and was no longer a related party since May, 2022 after the Group disposed Pintec Australia Pty Ltd.
Beijing Liangduo Science and Technology Co. Ltd. (“Beijing Liangduo”)	An entity which the Group holds 18% equity interests
Changsha Liangduo Business Consulting Co., Ltd (“Changsha Liangduo”)	An entity which Beijing Liangduo Science and Technology Co., Ltd holds 100% equity interests

Schedule of transactions with related parties

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
(i) Transactions recorded through statement of operations and comprehensive loss
- Cost and expenses allocated from the related party	3,712	221	65
- Service cost charged by the related party (1)	23,052	1,574	75
- Collection service fees charged by Beijing Liangduo and Changsha Liangduo	32,176	12,746	—
- Interest income from loans to the related party (3)	(31)	(30)	—
- Technical service fees charged to Shenzhen Xiaogang	—	4,451	9,935
(ii) Operating transactions
- Payment for guarantee deposit to the related party (1)	(24,788)	—	—
- Reversed/(accrued) share-based compensation awards to employees of the related party	3,471	(2,736)	(1,967)
- Collecting principal and interests from borrowers on behalf of the related party (4)	363,342	23,586	4,089
- Repayment of collecting principle and interests from borrowers on behalf of the related party (5)	(100,000)	—	—
(iii) Financing/Investing transactions
Net cash advances from the related party (2)	293	232	286
- Principal of loans provided to the related parties (3)	(40,000)	—	—
- Principal of loans collected from the related party (3)	40,000	—	—
- Proceeds from related parties as funding debt	—	472	—

(1) The Group entered into a strategic cooperation agreement with Jimu Group on December 31, 2017. Pursuant to the agreement, Jimu Group provided financial guarantee to the investors and charged the Group an asset management fee. The accumulative service fee due to Jimu Group of RMB959,073 was used to reduce the amounts due from Jimu Group pursuant to a series of offsetting agreements executed in July 2019.

18.Related party transactions (Continued)

The Group entered into an information service cooperation agreement with Jimu Group on July 19, 2019. Pursuant to the agreement, the Group provides guarantee to individual investors for loans that the Group has referred and funded through Jimu Group. The guarantee deposit cooperation was terminated on January 1, 2020. Service costs for the year ended December 31, 2020 were charged for the loans facilitated before January 1, 2020 pursuant to the termination agreement.

(2) The Group received cash advances from Jimu Group free of interest mainly for daily operation expenses.

(3) The Company has played as a business counter-party with Jimu group including loan borrower referrals and collection channel. For purpose of repayments to Jimu Box’s online platform lenders, the repayments from borrowers in connection with the remaining loans funded by Jimu Box has been collected through the Company.

(4) As the custody bank account of Jimu Group established for online lending platform business has been frozen following its insolvency and exit from online lending platform business in February 2020, in order to facilitate Jimu Box’s platform unwinding plan, the Company entered into an agreement with Jimu group, under which the Company was obligated to transfer principal and interest collected from the borrowers to the party designated by Jimu group for purpose of Jimu Box’s online borrowers repayments to lenders. The Company paid RMB100,000 to the party designated by Jimu group according to the agreement for the years ended December 31, 2020.

Schedule of balances with the major related parties

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from related parties – current:
Amounts due from Jimu Group	846,266	857,092
Amounts due from other related parties	5,455	2,280
Total current amounts due from related parties	851,721	859,372
Allowance for credit losses	(846,266)	(857,211)
Total current amounts due from related parties, net	5,455	2,161

Amounts due to related parties – current:
Amounts due to Jimu Group	289,792	294,168
Amounts due to other related parties	144	466
Total current amounts due to related parties	289,936	294,634
Amounts due to related parties – non–current:
Amounts due to Jimu Group – non–current	—	—
Amounts due to other related parties – non–current	472	—
Total non-current amounts due to related parties	472	—

Summary of movement of allowance for credit losses on amounts due from related parties

	For the year ended December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	858,618	846,266
Charge-offs*	(2,736)	(1,967)
(Reversal)/Addition, net	(6,743)	1,575
Foreign currency exchange differences	(2,873)	11,337
Balance at end of the year	846,266	857,211

*

The share-based compensation awards to employees of Jimu Group was recognized in the amount due from Jimu Group. As of December 31, 2021 and 2022, the Group would recognize the amount due from Jimu Group and recognize provision immediately and then charge-off corresponding provision.